Goodwill - Schedule of Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Goodwill [Line Items]
Goodwill	$ 791	$ 4,454	$ 0
Less: impairment	(3,663)	0	0
Total	791	4,454	$ 0
Bondly HKMember
Goodwill [Line Items]
Goodwill	4,454	4,454
Total	$ 4,454	$ 4,454